PROVISIONS AND CONTINGENCIES - Legal proceedings (Details) $ in Millions	1 Months Ended							2 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 28, 2017 claim	Feb. 22, 2017 USD ($) item	Dec. 31, 2016 USD ($) item	Jun. 30, 2015 USD ($)	Feb. 22, 2017 case item	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item
Disclosure of other provisions [line items]
Received from successful settlement									$ 0.0
Metal-on-metal
Disclosure of other provisions [line items]
Number of claims pending | item					1,023			1,023
Number of modular components | item									2
Number of group settlements | item											2	2
Net cash cost of settlements											$ 25.0	$ 25.0
Number of cases requested by plaintiffs to be transferred | case								571
Number of claims settled | claim				150
Defence cost									$ 50.0
Arthrex
Disclosure of other provisions [line items]
Received from successful settlement							$ 99.0			$ 54.0
Number of subsidiaries decided to have infringed litigant's patents | item						2
Number of litigant's patents decided to be infringed | item						2
Amount awarded to litigant					$ 8.0	$ 17.4
Payment received as part of litigation			$ 80.0
Confor Mis
Disclosure of other provisions [line items]
Received from successful settlement									$ 23.0
Amount awarded to litigant		$ 10.5
Hologic
Disclosure of other provisions [line items]
Number of litigant's patents decided to be infringed | item									2
Amount awarded to litigant	$ 35.0